Transactions with Related Parties	9 Months Ended
Sep. 30, 2017
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

a.	Convertible Promissory Notes:

March 12, 2015 Convertible Promissory Note

On March 12, 2015 ("commitment date"), the Company issued a convertible promissory note of $4,000 to Jelco Delta Holding Corp., or Jelco, a company affiliated with Claudia Restis, who is also the Company's principal shareholder, for general corporate purposes. The convertible note, as amended, is repayable in four installments with the first installment occurring six months after the delivery date of the M/V Leadership and the other three installments semi-annually commencing four years after the delivery date of the M/V Leadership, along with a balloon installment of $3,200 payable on the final maturity date, March 19, 2020. The note bears interest at three-month LIBOR plus a margin of 5% with quarterly interest payments. At Jelco's option, the outstanding principal amount under the convertible note or any part thereof may be paid at any time in common shares at a conversion price of $0.90 per share. Jelco also received customary registration rights with respect to all shares upon conversion of the note. The note is secured by a guarantee from the Company's wholly-owned subsidiary, Emperor Holding Ltd., which is the holding company of the M/V Lordship and the M/V Knightship.
The Company accounted for the issuance of the March 2015 convertible promissory note in accordance with the beneficial conversion features ("BCF") guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument. As of December 31, 2015, the Company had paid the first installment, with the entire payment recorded as a reduction to Additional paid-in capital.
September 27, 2017 Convertible Promissory Note
On September 27, 2017, the Company issued a convertible promissory note to Jelco for an amount of $13,750. The note is repayable by two consecutive annual installments of $1,375, with the first installment occurring 24 months after the drawdown date, along with a balloon installment of $11,000 payable four years after the drawdown date. The note bears interest at three-month LIBOR plus a margin of 5% with quarterly interest payments. At Jelco's option, the whole or any part of the principal amount under the note may be paid at any time in common shares at a conversion price of $0.90 per share. Jelco also received customary registration rights with respect to all shares upon conversion of the note. The note is secured by second preferred mortgages and second priority general assignments covering earnings, insurances and requisition compensation over the M/V Championship and the M/V Partnership, guarantees from the Company’s vessel-owning subsidiaries, and a guarantee from the Company's wholly-owned subsidiary, Emperor Holding Ltd.; all cross collateralized with the loan entered into with Jelco on May 24, 2017, as amended and restated. Of the $13,750 under the note, $4,750 were used to make a mandatory prepayment under the May 2017 Jelco loan facility.
The Company accounted for the issuance of the September 2017 convertible promissory note in accordance with the beneficial conversion features ("BCF") guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. The intrinsic value of the BCF at the commitment date was not greater than the proceeds allocated to the convertible instrument and the amount of the discount assigned to the BCF was $10,389.

The debt movement of the convertible notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 11)	-	-	222	222
Balance, September 30, 2016	4,000	(4,000)	325	325
Amortization	-	-	100	100
Balance, December 31, 2016	4,000	(4,000)	425	425
Additions	13,750	(10,389)	-	3,361
Amortization (Note 11)	-	-	376	376
Balance, September 30, 2017	17,750	(14,389)	801	4,162

The equity movement of the convertible notes is presented below:

Additional paid-in capital
Balance, December 31, 2015	3,800
Balance, September 30, 2016	3,800
Balance, December 31, 2016	3,800
Additions	10,389
Balance, September 30, 2017	14,189

September 7, 2015 Revolving Convertible Promissory Note

On September 7, 2015 ("commitment date"), the Company issued a revolving convertible promissory note to Jelco for an amount up to $6,765 (the "Applicable Limit") for general corporate purposes. Following nine amendments to the revolving convertible note between December 2015 and September 2017, the Applicable Limit was raised to $21,165. The Applicable Limit will be reduced by $3,300 four years following the first drawdown. The aggregate outstanding principal is repayable in September 2020. However, the principal is also repayable earlier to the extent that the aggregate outstanding principal exceeds the Applicable Limit (as it may be reduced from time to time). The note bears interest at three-month LIBOR plus a margin of 5% with interest payable quarterly. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note or any part thereof may be paid in common shares at a conversion price of $0.90 per share. Jelco also received customary registration rights with respect to all shares upon conversion of the note. The note is secured by a guarantee from the Company's wholly-owned subsidiary, Emperor Holding Ltd. The Company has drawn down the entire $21,165 as of September 30, 2017.

The Company accounted for the issuance of the revolving convertible promissory note in accordance with the BCF guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument.
The debt movement of the revolving convertible note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 11)	-	-	466	466
Balance, September 30, 2016	21,165	(21,165)	497	497
Amortization	-	-	375	375
Balance, December 31, 2016	21,165	(21,165)	872	872
Amortization (Note 11)	-	-	954	954
Balance, September 30, 2017	21,165	(21,165)	1,826	1,826

The equity movement of the revolving convertible note is presented below:

Additional paid-in capital
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, September 30, 2016	21,165
Balance, December 31, 2016	21,165
Balance, September 30, 2017	21,165

b.	Loan Agreements:

On October 4, 2016, the Company entered into a $4,150 loan facility with Jelco to finance the initial deposits for the vessels M/V Lordship and M/V Knightship. On November 17, 2016 and November 28, 2016, the Company entered into amendments to this facility, which, among other things, increased the aggregate amount that could be borrowed under the facility to up to $12,800 (to partially finance the remaining payment for the M/V Lordship and the M/V Knightship) and extended the maturity date to the earlier of (i) February 28, 2018 and (ii) the date falling 14 months from the final drawdown date. As of December 31, 2016, the Company had drawn down the entire $12,800. The maturity date may be extended, at the Company's option, to the earlier of (i) February 28, 2019 and (ii) the date falling 26 months from the final drawdown date. The Company intends to extend the maturity date. The facility bears interest at LIBOR plus a margin of 9% per annum and is repayable in one bullet payment together with accrued interest thereon to the maturity date. The facility further provided that the Company was required to prepay Jelco (i) in the event of a public offering by the Company of Seanergy Maritime Holdings Corp's securities, an amount equal to 25 percent of the net offering proceeds and (ii) $1,900 upon the delivery of the M/V Knightship. Seanergy Maritime Holdings Corp. is the borrower under this facility. The margin may be decreased by 2% upon a $5,000 prepayment by the Company or increased by 1.5% if the maturity date is extended in accordance with the terms of the facility. The facility is secured by second priority mortgages and general assignments covering earnings, insurances and requisition compensation on the M/V Lordship and the M/V Knightship, and the vessel owning subsidiaries that own the M/V Lordship and the M/V Knightship have provided a guarantee to Jelco for Seanergy Maritime Holdings Corp.'s obligations under this facility. On December 14, 2016, following the delivery of M/V Knightship on December 13, 2016, the company prepaid Jelco $1,900 in accordance with the facility provisions. Additionally, on December 14, 2016, following the completion of the Company's public offering of 10,000,000 of its common shares on December 13, 2016 (Note 10), the company prepaid Jelco $5,000 in accordance with the facility provisions. The $5,000 comprised of (i) $3,430 mandatory prepayment as per the 25 percent of the then estimated net offering proceeds provision described above and (ii) $1,570 voluntary prepayment. As a result of the $5,000 prepayment, the margin was reduced by 2% to 7%. As of September 30, 2017, $5,900 was outstanding under this loan facility. The balance sheet amount is shown net of deferred financing costs.
On March 28, 2017, the Company entered into a $47,500 secured loan agreement with Jelco. Under the terms of this agreement, Jelco would have made available this facility to the Company in the event that the Company was not able to secure third party financing to partly fund the Natixis settlement agreement (Note 7), as well as the balance purchase price of the M/V Partnership (Notes 6 and 7). This facility was terminated on September 27, 2017, and no amounts were drawn down under this facility.

On May 24, 2017, the Company entered into an up to $16,200 loan facility with Jelco to partially finance the acquisition of the M/V Partnership. The Company drew down the $16,200 on May 24, 2017. On June 22, 2017 and on August 22, 2017, the Company entered into supplemental letters with Jelco to amend the terms of this loan facility, whereby the mandatory repayment of $4,750 was deferred until September 29, 2017. On September 27, 2017, the facility was amended and restated. The amended facility currently bears interest at three-month LIBOR plus a margin of 6% per annum which is payable quarterly and the principal is repayable in one bullet payment due on the maturity date. The maturity date, which was deferred from May 24, 2018 to May 24, 2019, may, at the Company's option, be extended to May 24, 2020, from May 24, 2019 previously. The margin will be increased by 1% if the maturity date is extended. The mandatory repayment of the $4,750 was financed by the convertible promissory note to Jelco on September 27, 2017. The facility is secured by the following amended cross collaterals: second preferred mortgages over the M/V Championship and M/V Partnership, second priority general assignments covering earnings, insurances and requisition compensation over each vessel, guarantees from our vessel-owning subsidiaries, and a guarantee from the Company’s wholly-owned subsidiary, Emperor Holding Ltd. As of September 30, 2017, $11,450 was outstanding under this loan facility. The balance sheet amount is shown net of deferred financing costs.